Leases - Sublease Income Maturity (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 249
2024	249
2025	249
2026	194
2027	117
Thereafter	101
Total lease payments receivable	$ 1,159